CONSOLIDATED STATEMENT OF CASH FLOWS	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Cash flows from operating activities:
Net loss	$ (15,349,246)	$ (7,088,306)
Net loss from discontinued operations	(392,731)	(300,499)
Net loss from continuing operations	(14,956,515)	(6,787,807)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities from continuing operations:
Depreciation and amortization	384,165	432,595
Deferred income tax benefit	(684,115)
Impairment of intangible asset	2,698,975
Loss on write-off of property and equipment	145,131
Unrealized gain on change in fair value of warrants classified as a liability	(319,630)	(9,430,000)
Unrealized loss on change in fair value of warrants classified as a liability-warrant modification		394,000
Transaction costs allocated to warrant liabilities		633,198
Loss on issuance of warrants		1,633,767
Shares issued Spindle earnout		17,112
Stock-based compensation	102,021	572,293
Bad debt expense	6,465
Change in operating assets and liabilities:
Accounts receivable	(5,613)	(115,286)
Inventories	348,623	(118,591)
Prepaid expenses, other current assets and deposits	511,055	(391,687)
Accounts payable and accrued liabilities	(516,716)	(412,172)
Deferred revenue	43,500	(17,650)
Net cash used in operating activities from continuing operations	(12,242,654)	(13,590,228)
Cash flows from investing activities:
Purchase of property and equipment	(313,121)	(407,904)
Net cash used in investing activities from continuing operations	(313,121)	(407,904)
Cash flows from financing activities:
Net proceeds from exercise of warrants	2,508,133	394
Capitalized offering costs	(166,341)
Net proceeds from issuance of common stock and pre-funded warrants	5,712,700	13,398,215
Net cash provided by financing activities from continuing operations	8,054,492	13,398,609
CASH FLOWS FROM DISCONTINUED OPERATIONS
Cash used in operating activities	(276,041)	(121,182)
Cash provided by investing activities	21,000	0
Net provided by discontinued operations	(255,041)	(121,182)
Net increase in cash, cash equivalents and restricted cash	(4,756,324)	(720,705)
Cash, cash equivalents and restricted cash at beginning of period	7,181,095	7,901,800
Cash, cash equivalents and restricted cash at end of period	2,424,771	7,181,095
Less: cash and cash equivalents of discontinued operations	(6,971)	(578,732)
Cash, cash equivalents and restricted cash of continuing operations at end of period	2,417,800	6,602,363
Supplemental Disclosures of Cash Flow Information:
Cash paid during period for income taxes	2,417,800
Non-cash investing and financing activities:
Transaction costs included in accounts payable	843,728
Deemed dividend warrant modifications	54,326,896	233,087
Warrants issued, cashlessly	$ 1,314
Property and equipment acquired and included in accounts payable		$ 3,484